Summary of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets and (liabilities):
Non-capital losses	$ 590,968
Marketable securities	3,587
Undeducted financing fees	114,064
Other deferred tax assets	192,302
Royalty assets	(41,762,451)
Mineral and royalty interests	(1,634,863)
Other deferred tax liabilities	(203,607)
Deferred income tax liabilities, net	$ (42,700,000)